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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended December 31, 2006

If amended report check here          |_|           Amended Number:

This Amendment (Check only one):      |_|           is a restatement

                                      |_|           adds new holding
                                                    entries.
Century Management
                                       ------------------------------
Name of Institutional Investment Manager

805 Las Cimas Parkway Suite 430               Austin        TX       78746
Business Address     (Street)                 (City)        (State)  (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant                          Vice President           (512)329-0050
Name                                   (Title)                       (Phone)


                                        /s/ Jim Brilliant
                                       ------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to submit This Report)

                                        February 15, 2007,  Austin, Texas
                                       ------------------------------
                                         (Place and Date of Signing)

Report Type:

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.


                                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            55
                                              --------------

Form 13F Information Table Value Total:         $3,304,585



                                              --------------
                                               (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***

FORM 13F
INFORMATION TABLE
COLUMN 1           COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5   COLUMN 6    COLUMN 7   COLUMN 8
--------------------------------------------- ---------------------  --------   ------------
                                                                                VOTING   AUTHORITY
                                                                                ------------
                   TITLE OF          VALUE    SHARES/    INVESTMENT  OTHER
NAME OF ISSUER     CLASS    CUSIP    [X$1000] PRN AMT    DISCRETION  MANAGERS   SOLE     SHARED    NONE
--------------------------------------------- ---------- ----------  --------   ------------------ ----
3M Company            COM   88579Y101   187929      24115    SOLE                   X
Anheuser-Busch Cos    COM   035229103    93034      18909    SOLE                   X
Automatic Data Proc   COM   053015103    42564       8642    SOLE                   X
Avery Dennison Corp   COM   053611109   117769      17337    SOLE                   X
Berkshire Hathaway    COM   084670207      213          1    SOLE                   X
Briggs & Stratton     COM   109043109   114773      42587    SOLE                   X
CDI Corp.             COM   125071100    52649      21144    SOLE                   X
CDW Corp              COM   12512N105    53328       7584    SOLE                   X
Clark Inc.            COM   181457102    17649      10613    SOLE                   X
Coca Cola             COM   191216100    97981      20307    SOLE                   X
Colgate-Palmolive     COM   194162103    96085      14728    SOLE                   X
Corning Inc.          COM   219350105      682        365    SOLE                   X
Cost Plus Inc         COM   221485105    19470      18903    SOLE                   X
CPI Corp.             COM   125902106    23775       5114    SOLE                   X
Dixie Group Inc.      COM   255519100    23414      18523    SOLE                   X
Dow Jones & Co Inc.   COM   260561105   130104      34238    SOLE                   X
DuPont                COM   263534109    82479      16933    SOLE                   X
Eastman Kodak         COM   277461109    11319       4387    SOLE                   X
ElkCorp               COM   287456107    39660       9652    SOLE                   X
EMS Technologies In   COM   26873N108     1902        949    SOLE                   X
Estee Lauder Cos      COM   518439104    53354      13071    SOLE                   X
Evans & Sutherland    COM   299096107     1170       2786    SOLE                   X
Fossil Inc.           COM   349882100    54227      24016    SOLE                   X
Gannett Co Inc.       COM   364730101   151361      25035    SOLE                   X
General Mills Inc.    COM   370334104    57253       9940    SOLE                   X
Graham Corp.          COM   384556106     1238        944    SOLE                   X
Handleman             COM   410252100    10650      15731    SOLE                   X
Hutchinson Tech Inc   COM   448407106    83673      35500    SOLE                   X
Illinois Tool Works   COM   452308109    82891      17946    SOLE                   X
Imation Corp.         COM   45245A107    44070       9492    SOLE                   X
Johnson & Johnson     COM   478160104      327         50    SOLE                   X
Kaman Corp.           COM   483548103     6406       2861    SOLE                   X
Kellwood Co           COM   488044108    40456      12440    SOLE                   X
Kimberly-Clark Corp   COM   494368103   141465      20819    SOLE                   X
La Z Boy Inc.         COM   505336107     6164       5193    SOLE                   X
Learning Tree         COM   522015106     6651       7481    SOLE                   X
Leggett & Platt Inc   COM   524660107    13720       5740    SOLE                   X
Marsh & McLennan      COM   571748102   161792      52770    SOLE                   X
Maxwell Technologie   COM   577767106    24245      17380    SOLE                   X
Microsoft Corp        COM   594918104   260857      87360    SOLE                   X
Newell Rubbermaid I   COM   651229106    74766      25826    SOLE                   X
Pacific Sunwear CA    COM   694873100    16988       8676    SOLE                   X
Paxar Corp            COM   704227107    19246       8346    SOLE                   X
Pfizer Inc.           COM   717081103   159107      61431    SOLE                   X
Powell Industries I   COM   739128106     4079       1292    SOLE                   X
Procter & Gamble Co   COM   742718109      256         40    SOLE                   X
Readers Digest        COM   755267101    14641       8767    SOLE                   X
Robbins & Myers Inc   COM   770196103     7853       1710    SOLE                   X
Seagate Technology    COM   G7945J104   133859      50513    SOLE                   X
Talbots Inc           COM   874161102    76267      31646    SOLE                   X
USEC Inc.             COM   90333E108    48591      38200    SOLE                   X
W W Grainger Inc.     COM   384802104    67787       9692    SOLE                   X
Wal-Mart Stores Inc   COM   931142103   170612      36945    SOLE                   X
Whirlpool             COM   963320106     5639        679    SOLE                   X
WP Stewart & Co Ltd   COM   g84922106    96144      60697    SOLE                   X

